Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 10 — Debt
2018 and 2019 Credit Facilities
During 2018, Fathom OpCo entered a revolving credit agreement, a term loan and a delayed draw term loan (“DDTL”) credit agreement, which collectively make up the “2018 Credit Facilities”, to support its operations, cash requirements and acquisition growth strategy. During 2019, Fathom OpCo entered into the second and third amendments to the 2018 Credit Facilities. Under the credit agreement, Fathom OpCo was subject to various financial covenants, including quarterly fixed-charge coverage ratio, total leverage ratio, and minimum earnings before interest, taxes, depreciation, and amortization (“EBITDA”). The credit facility also included a capital expenditure limit of $3,100 for the period ended December 31, 2020 (Predecessor). As of December 31, 2020 (Predecessor), Fathom OpCo was in compliance with all covenant requirements. The 2018 DDTL had unused capacity of $510 as of December 31, 2020 (Predecessor) and was fully repaid as of December 31, 2021 (Successor).
2020 Credit Facilities
On July 27, 2020, Fathom OpCo entered into a $34,500 secured, unsubordinated credit facility with a financial institution, consisting of a $19,500 term loan and a $15,000 delayed draw term loan, with a maturity of July 27, 2026. At closing, $19,500 was funded and along with cash on Fathom OpCo’s balance sheet, used to finance the acquisition of Incodema and Newchem. The term loan credit facility resulted in issuance costs of $520, which were capitalized. The loan was secured by pledged equity interests and the assets of Fathom OpCo, including, but not limited to, cash and deposits, inventory, property, plant, and equipment, and intangible assets. Under the agreements, Fathom OpCo was subject to various financial covenants, including a fixed charge coverage ratio and total net leverage ratio, and required to make quarterly principal installments commencing on September 30, 2020 and March 31, 2021 through the end of the term in the amounts of $50 and $100 for the term loan and delayed draw term loan, respectively. Borrowing under the term loan facility is in U.S. dollars and bears interest at a variable interest rate based on LIBOR plus a net leverage-based margin, which was 7.738% per annum as of December 31, 2020 (Predecessor).
On December 16, 2020, Fathom OpCo entered into the first amendment to the 2020 Credit Facility. Pursuant to the amendment, the availability on the delayed draw term loan was increased to $40,500. Fathom OpCo was charged a commitment fee of 0.5% for the initial six-month
period and 1.0% following the
six-month
period on the unused portion of the delayed draw term loan. The amendment resulted in issuance costs of $692 of which $660 were capitalized and $32 were expensed. Borrowings on the delayed draw term loan amount were not drawn until acquisitions of Dahlquist, Mark Two, and Majestic beginning mid-December,
2020. The 2020 Delayed Draw Term Loan (“DDTL”) was fully drawn as of December 31, 2020 (Predecessor) and was repaid as of December 31, 2021 (Successor).
Paycheck Protection Program Loan
During the period ended December 31, 2020 (Predecessor), the Company received a Paycheck Protection Program (“PPP”) loan in the amount of $1,624 through the Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act.
In April 2021, the Company’s PPP loan was forgiven in full by the SBA and the Company recorded a gain of $1,624 which was recorded to other income on the Company’s Consolidated Statement of Comprehensive Loss for the 2021 Predecessor Period.
2021 Term Loan
On April 30, 2021, Fathom OpCo completed a financing transaction whereby it issued a $172,000 term loan due April 2022 (the “2021 Term Loan”) in order to finance the acquisitions of Centex, Laser, Micropulse West, and PPC, as well as to refinance the Company’s existing debt. In conjunction with the Business Combination, the Company repaid $20,000 of the 2021 Term Loan and the 2021 Term Loan was subsequently refinanced shortly after the closing of the Business Combination. The deferred financing costs are not recorded on the consolidated balance sheet for the 2021 Successor Period since these costs were determined to have a fair value of zero on the opening balance sheet of the Successor Company on December 23, 2021.
New Credit Agreement
On December 23, 2021, Fathom OpCo entered into a financing transaction, which included a $50,000 revolving credit facility and $125,000 term loan (collectively, the “New Credit Agreement”). The Company’s borrowings under the revolving credit agreement were $27,000 at December 31, 2021. The loans made under the New Credit Agreement will mature in December 2026. The total $152,000 proceeds from the New Credit Agreement were used to repay the 2021 Term Loan.
The Company recorded deferred financing costs of $1,828 in conjunction with the New Credit Agreement and the balance is presented net within Long-term debt, net on the Company’s consolidated balance sheet. The Company amortizes the deferred financing costs using the effective interest method.
The revolving credit facility under the New Credit Agreement is available for working capital and other general corporate purposes and includes a letter of credit sub-facility
of up to $5,000. The New Credit Agreement also includes an uncommitted incremental facility, which, subject to certain conditions, provides for additional term loan facilities, an increase in commitments under the New Credit Agreement and/or an increase in commitments under the revolving credit facility, in an aggregate amount of up to $100,000. The Company is subject to various financial covenants, including quarterly net leverage and interest coverage covenants. The Company is in compliance with all debt covenants related to the New Credit Agreement as of December 31, 2021.
The Company’s debt as of December 31, 2021 (Successor) and 2020 (Predecessor) is as follows:

	As of December 31, 2021 (Successor)		As of December 31, 2020 (Predecessor)
Debt Description	Interest Rate	Amount	Interest Rate	Amount
2018 Term Loan, as amended		$—	7.75%	$29,700
2018 DDTL		—	7.75%	2,990
2020 Term Loan		—	3-month LIBOR + 7.50%	19,401
2020 DDTL		—	3-month LIBOR + 7.50%	40,500
New Credit Agreement Revolver	3.60%	27,000		—
New Credit Agreement Term Loan	3.72%	125,000		—

Total principal long-term debt				92,591
Debt issuance costs		(1,812)		(1,867)
PPP and other loans		—		$2,615

Total debt		150,188		93,339
Less: current portion of long-term debt		29,697		2,853

Long-term debt, net of current portion		$120,491		$90,486

The balance of the Term Loan matures as follows:

Year ended	Total
2022	$3,096
2023	5,982
2024	8,453
2025	7,836
2026	99,633
Thereafter	—

Total	$125,000

Interest on all debt is payable quarterly, with the unpaid amount due upon maturity. Interest expense associated with long-term debt for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period was $251, $13,063, and $3,635, respectively. Included in interest expense, net on the accompanying consolidated statements of comprehensive loss is amortization of debt issuance costs of $16, $3,126, and $205 for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period, respectively.